Share Capital (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of warrants [Table Text Block]
	Number	Weighted Average
	of Warrants	Exercise Price

Balance - September 1, 2017	9,990,000 (1)	$0.169
Issued pursuant to equity offerings (note 14b(i) (iii))	(6,550,000)	0.135
Expired	(9,960,000)	0.168

Balance - August 31, 2018	6,580,000 (1)	0.136
Issued pursuant to equity offerings (note 14b(vi))	2,687,500	0.120
Exercised	(1,000,000)	0.120
Expired	(10,000)	0.490

Balance - August 31, 2019	8,257,500 (1)	0.132
Issued pursuant to equity offerings (note 14b(vi))	3,000,000	0.120
Expired	(6,060,000)	0.136

Balance - August 31, 2020	5,197,500 (1)	$0.120

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
	Number	Average
	of Options	Exercise Price

Balance - September 1, 2017	10,335,000	$0.37
Granted	2,345,000	0.12
Exercised	(50,000)	0.11
Expired	(1,215,000)	0.91
Forfeited	(70,000)	0.44

Balance - August 31, 2018	11,345,000	0.26
Granted	3,020,000	0.10
Exercised	(200,000)	0.10
Expired	(3,875,000)	0.43
Forfeited	(893,750)	0.17

Balance - August 31, 2019	9,396,250	0.16
Granted	7,680,000	0.08
Expired	(3,241,250)	0.21
Forfeited	(290,000)	0.10

Balance - August 31, 2020	13,545,000	$0.10

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	August 31,	August 31,	August 31,
	2020	2019	2018

Exercise price	$0.08	$0.10	$0.12
Closing market price on day preceding date of grant	$0.05	$0.08	$0.12
Risk-free interest rate	1.00%	1.80%	1.88%
Expected life (years)	3.6	3.3	3.1
Expected volatility	80%	63%	59%
Expected dividend yield	Nil	Nil	Nil
Grant date fair value	$0.02	$0.03	$0.05
Forfeiture rate	14%	15%	15%

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
			Weighted Average
	Number of Options		Remaining
Exercise Price Range	Outstanding	Exercisable	Contractual Life

$0.25 - $0.25	300,000	300,000	0.8 years
$0.20 - $0.24	90,000	67,500	1.0 years
$0.15 - $ 0.19	880,000	697,500	1.5 years
$0.11 - $0.14	2,715,000	2,075,000	1.7 years
$0.08 - $0.10	9,560,000	2,276,250	3.3 years

	13,545,000	5,416,250

Disclosure of number and weighted average exercise prices of brokers compensation warrants [Table Text Block]
	Number of	Weighted
	Compensation	Average
	Warrants	Exercise Price

Balance - September 1, 2017	1,292,727	$0.16
Issued pursuant to equity offering (note 14b(i)(ii))	420,000	0.15
Exercised	(300,000)	0.11
Expired	(180,000)	0.18

Balance - August 31, 2018	1,232,727	0.17
Expired	(812,727)	0.18

Balance - August 31, 2019	420,000	0.15
Expired	(420,000)	0.15

Balance - August 31, 2020	—	$—